UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21941

AMERISTOCK ETF TRUST

(Exact name of registrant as specified in charter)

1320 Harbor Bay Parkway, Suite 145, Alameda, California 94502

(Address of principal executive offices) (Zip code)

Nicholas D. Gerber
1320 Harbor Bay Parkway
Suite 145
Alameda, CA 94502

(Name and address of agent for service)

with copy to:
W. Thomas Conner, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

Registrant’s telephone number, including area code: (510) 522-3336

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

Item 1.  Schedule of Investments.

Ameristock/Ryan 1 Year Treasury ETF
Schedule of Investments
March 31, 2008 (unaudited)

	Principal	Market
	Amount	Value
U.S. TREASURY OBLIGATIONS - 99.99%

U.S. Treasury Notes - 99.99%
3.00%, 2/15/09	$1,641,000	$1,661,384
4.875%, 6/30/09	867,000	902,222
	2,508,000	2,563,606

Total U.S. Treasury Obligations (Cost $2,533,650)	2,508,000	2,563,606

SHORT-TERM INVESTMENTS - 0.05%

Time Deposit - 0.05%
Brown Brothers Harriman & Co.
1.70%, 4/01/08	1,282	1,282

Total Short-Term Investments (Cost $1,282)	1,282	1,282

TOTAL INVESTMENTS - 100.04% (Cost $2,534,932)		$2,564,888
LIABILITIES, LESS OTHER ASSETS - (0.04)%		(974)
NET ASSETS - 100.00%		$2,563,914

Federal Income Tax Basis of Investment Securities
The tax cost of the fund at March 31, 2008 based on securities owned was $2,534,932.

See Notes to Schedule of Investments

Ameristock/Ryan 2 Year Treasury ETF
Schedule of Investments
March 31, 2008 (unaudited)

	Principal	Market
	Amount	Value
U.S. TREASURY OBLIGATION - 100.35%

U.S. Treasury Note - 100.35%
1.75%, 3/31/10	$2,623,000	$2,641,238

Total U.S. Treasury Obligation (Cost $2,630,480)	2,623,000	2,641,238

SHORT-TERM INVESTMENTS - 0.08%

Time Deposit - 0.08%
Brown Brothers Harriman & Co.
1.70%, 4/01/08	2,080	2,080

Total Short-Term Investments (Cost $2,080)	2,080	2,080

TOTAL INVESTMENTS - 100.43% (Cost $2,632,560)		$2,643,318
LIABILITIES, LESS OTHER ASSETS - (0.43)%		(11,240)
NET ASSETS - 100.00%		$2,632,078

Federal Income Tax Basis of Investment Securities
The tax cost of the fund at March 31, 2008 based on securities owned was $2,632,560.

See Notes to Schedule of Investments

Ameristock/Ryan 5 Year Treasury ETF
Schedule of Investments
March 31, 2008 (unaudited)

	Principal	Market
	Amount	Value
U.S. TREASURY OBLIGATION - 100.52%

U.S. Treasury Note - 100.52%
2.50%, 3/31/13	$2,699,000	$2,703,005

Total U.S. Treasury Obligation (Cost $2,706,169)	2,699,000	2,703,005

SHORT-TERM INVESTMENTS - 0.07%

Time Deposit - 0.07%
Brown Brothers Harriman & Co.
1.70%, 4/01/08	1,995	1,995

Total Short-Term Investments (Cost $1,995)	1,995	1,995

TOTAL INVESTMENTS - 100.59% (Cost $2,708,164)		$2,705,000
LIABILITIES, LESS OTHER ASSETS - (0.59)%		(16,107)
NET ASSETS - 100.00%		$2,688,893

Federal Income Tax Basis of Investment Securities
The tax cost of the fund at March 31, 2008 based on securities owned was $2,708,164.

See Notes to Schedule of Investments

Ameristock/Ryan 10 Year Treasury ETF
Schedule of Investments
Macrh 31, 2008 (unaudited)

	Principal	Market
	Amount	Value
U.S. TREASURY OBLIGATIONS - 100.13%

U.S. Treasury Bond - 92.03%
8.75%, 8/15/20	$1,693,000	$2,486,066

U.S. Treasury Note - 8.10%
5.125%, 5/15/16	192,000	218,730

Total U.S. Treasury Obligations (Cost $2,498,804)	1,885,000	2,704,796

SHORT-TERM INVESTMENTS - 0.07%

Time Deposit - 0.07%
Brown Brothers Harriman & Co.
1.70%, 4/01/08	1,860	1,860

Total Short-Term Investments (Cost $1,860)	1,860	1,860

TOTAL INVESTMENTS - 100.20% (Cost $2,500,664)		$2,706,656
LIABILITIES, LESS OTHER ASSETS - (0.20)%		(5,513)
NET ASSETS - 100.00%		$2,701,143

Federal Income Tax Basis of Investment Securities
The tax cost of the fund at March 31, 2008 based on securities owned was $2,500,664.

See Notes to Schedule of Investments

Ameristock/Ryan 20 Year Treasury ETF
Schedule of Investments
March 31, 2008 (unaudited)

	Principal	Market
	Amount	Value
U.S. TREASURY OBLIGATIONS - 100.18%

U.S. Treasury Bonds - 100.18%
5.50%, 8/15/28	$2,013,000	$2,333,822
7.50%, 11/15/24	277,000	385,116
	2,290,000	2,718,938

Total U.S. Treasury Obligations (Cost $2,519,871)	2,290,000	2,718,938

SHORT-TERM INVESTMENTS - 0.07%

Time Deposit - 0.07%
Brown Brothers Harriman & Co.
1.70%, 4/01/08	1,968	1,968

Total Short-Term Investments (Cost $1,968)	1,968	1,968

TOTAL INVESTMENTS - 100.25% (Cost $2,521,839)		$2,720,906
LIABILITIES, LESS OTHER ASSETS - (0.25)%		(6,791)
NET ASSETS - 100.00%		$2,714,115

Federal Income Tax Basis of Investment Securities
The tax cost of the fund at March 31, 2008 based on securities owned was $2,521,839.

See Notes to Schedule of Investments

Notes to Schedule of Investments – March 31, 2008 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Securities are valued at closing bid price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the Board of Trustees.  Investments in money market mutual funds are stated at net asset value.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis.

Recently Issued Accounting Pronouncements

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  Management believes the adoption of SFAS 157 will have no material impact on its financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AMERISTOCK ETF TRUST

By:  /s/ Nicholas D. Gerber
Nicholas D. Gerber
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)
Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Nicholas D. Gerber
Nicholas D. Gerber
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)
Date: May 28, 2008